Fair value performance shares (Details)	Dec. 31, 2019 KRW (₩)
Vested at December 31, 2015
Fair value performance shares [Line Items]
Fair value per share	₩ 40,889
Vested at December 31, 2016
Fair value performance shares [Line Items]
Fair value per share	45,766
Vested at December 31, 2017
Fair value performance shares [Line Items]
Fair value per share	49,405
Vested at December 31, 2018
Fair value performance shares [Line Items]
Fair value per share	40,580
Vested at December 31, 2019
Fair value performance shares [Line Items]
Fair value per share	44,222
Not Expired performance shares
Fair value performance shares [Line Items]
Fair value per share	₩ 43,350